Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Rollforward and by Segment
Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings (2)	Brighthouse Financial (2)	Corporate & Other	Total
	(In millions)
Balance at January 1, 2013
Goodwill	$1,451	$5,387	$527	$1,339	$1,567	$1,508	$107	$11,886
Accumulated impairment	—	—	—	—	(680)	(1,188)	(65)	(1,933)
Total goodwill, net	1,451	5,387	527	1,339	887	320	42	9,953
Acquisitions (3)	—	—	1,140	1	—	—	—	1,141
Dispositions	—	—	—	(8)	—	—	—	(8)
Reduction of goodwill (4)	—	—	—	—	—	—	(65)	(65)
Reduction of accumulated impairment (4)	—	—	—	—	—	—	65	65
Effect of foreign currency translation and other	—	(489)	(79)	24	—	—	—	(544)
Balance at December 31, 2013
Goodwill	1,451	4,898	1,588	1,356	1,567	1,508	42	12,410
Accumulated impairment	—	—	—	—	(680)	(1,188)	—	(1,868)
Total goodwill, net	1,451	4,898	1,588	1,356	887	320	42	10,542
Dispositions (5)	—	(3)	—	(7)	—	(60)	—	(70)
Effect of foreign currency translation and other	—	(280)	(203)	(117)	—	—	—	(600)
Balance at December 31, 2014
Goodwill	1,451	4,615	1,385	1,232	1,567	1,448	42	11,740
Accumulated impairment	—	—	—	—	(680)	(1,188)	—	(1,868)
Total goodwill, net	1,451	4,615	1,385	1,232	887	260	42	9,872
Effect of foreign currency translation and other	—	(107)	(199)	(89)	—	—	—	(395)
Balance at December 31, 2015
Goodwill	1,451	4,508	1,186	1,143	1,567	1,448	42	11,345
Accumulated impairment	—	—	—	—	(680)	(1,188)	—	(1,868)
Total goodwill, net	$1,451	$4,508	$1,186	$1,143	$887	$260	$42	$9,477
______________

(1)	Includes goodwill of $4.3 billion, $4.4 billion and $4.7 billion from the Japan operations at December 31, 2015, 2014 and 2013, respectively.

(2)
The $680 million and $1.2 billion accumulated impairment in the MetLife Holdings and Brighthouse Financial segments, respectively, relates to the retail annuities business, which was impaired in 2012 and includes the allocated goodwill from Corporate & Other. This accumulated impairment balance was allocated between the two segments based on estimated fair value.

(3)	See Note 3 for a discussion of the acquisition of ProVida, which is included in the Latin America segment.

(4)
In connection with exiting the businesses of MetLife Bank, National Association (“MetLife Bank”), goodwill and the related accumulated impairment were reduced by $65 million for the year ended December 31, 2013.

(5)	In connection with the sale of MAL, goodwill in the run-off reporting unit within the Brighthouse Financial segment was reduced by $60 million during the year ended December 31, 2014. See Note 3.